Note 5 - Fair Value Measurements and Financial Instruments	3 Months Ended
Mar. 31, 2018
Notes to Financial Statements
Fair Value Disclosures [Text Block]
5.	Fair value measurements and financial instruments:

The fair value hierarchy establishes
three
levels to classify the inputs to valuation techniques used to measure fair value.

Level
1
- inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities;

Level
2
- inputs are quoted prices in markets that are
not
active, quoted prices for similar assets or liabilities in active markets, inputs other than quoted prices that are observable for the asset or liability, or inputs that are derived principally from or corroborated by observable market data or other means; and

Level
3
- inputs are unobservable (supported by little or
no
market activity).

The fair value hierarchy gives the highest priority to Level
1
inputs and the lowest priority to Level
3
inputs.

The following table presents the Company’s assets that are measured at fair value on a recurring basis for the periods presented:

	March 31, 2018	Level 1	Level 2	Level 3
Assets

High interest savings account	$1,243	$-	$1,243	-
United Sates treasury bills	6,985	-	6,985	-
Government of Canada treasury bills	1,994	-	1,994	-
Guaranteed investment certificates, Royal Bank of Canada	4,787	-	4,787	-

	$15,009	$-	$15,009	$-

	December 31, 2017		Level 1		Level 2		Level 3

Assets		$		$		$

Canadian provincial promissory notes	2,003		-		2,003		-
Commercial Notes	1,999		-		1,999		-
Guaranteed income certificates, Royal Bank of Canada	4,202		-		4,202		-
	$8,204		$-		$8,204		$-